STATEMENTS OF OPERATIONS (FY) - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs		$ 670,839	$ 973,568
Franchise tax		167,123	200,598
Loss from operations		(837,962)	(1,174,166)
Other income (expense)
Interest expense on promissory note - related party			(2,420)
Expensed offering costs		(762,517)
Realized gain on investments held in Trust Account			2,752,849
Unrealized gain on investments held in Trust Account		29,687
Gain from change in fair value of warrant liabilities		8,686,933	6,642,947
Total other (expense) income, net		7,954,103	9,393,376
Net income before income taxes		7,116,141	8,219,210
Income tax expense			(506,603)
Net (loss) income		7,116,141	7,712,607
Common Class A [Member]
Other income (expense)
Net (loss) income
Weighted average shares outstanding, Class B common stock		9,072,195	17,537,090
Basic net income (loss) per common share (in dollars per share)		$ 1.43	$ 0.38
Diluted net income (loss) per common share (in dollars per share)		$ 1.43	$ 0.38
Common Class B [Member]
Other income (expense)
Net (loss) income
Weighted average shares outstanding, Class B common stock	[1]	4,391,000	4,510,375
Basic net income (loss) per common share (in dollars per share)		$ (1.33)	$ 0.25
Diluted net income (loss) per common share (in dollars per share)		$ (1.33)	$ 0.25

[1]	For the period from March 1, 2021 (inception) through December 30, 2021 excludes 656,250 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The underwriter partially exercised its over-allotment option on August 20, 2021 and forfeited the remainder of the option; thus, 520,875 Founder Shares were forfeited by the Sponsor.